FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Detailed information about financial instruments
Below is a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31
(In millions of dollars)	2019	2018

Current asset	101	270
Long-term asset	1,478	1,339
	1,579	1,609

Current liability	(50)	(87)
Long-term liability	(90)	(22)
	(140)	(109)

Net mark-to-market asset	1,439	1,500

The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification and measurement method

Financial assets
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Financing receivables	Amortized cost
Investments, measured at FVTOCI	FVTOCI with no reclassification to net income [1]

Financial liabilities
Bank advances	Amortized cost
Short-term borrowings	Amortized cost
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
Long-term debt	Amortized cost
Lease liabilities	Amortized cost

Derivatives [2]
Debt derivatives [3]	FVTOCI and FVTPL
Bond forwards	FVTOCI
Expenditure derivatives	FVTOCI
Equity derivatives	FVTPL [4]

[1]	Subsequently measured at fair value with changes recognized in the FVTOCI investment reserve.

[2]
Derivatives can be in an asset or liability position at a point in time historically or in the future. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately into net income.

[3]
Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and are measured at FVTPL. Debt derivatives related to our senior notes and debentures are designated as hedges for accounting purposes and are measured at FVTOCI.

[4]
Subsequent changes are offset against stock-based compensation expense or recovery in operating costs.
Below is a summary of our net asset (liability) position for our various derivatives.

	As at December 31, 2019
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,800	1.1357	6,587	1,508
As liabilities	2,570	1.3263	3,409	(96)
Short-term debt derivatives not accounted for as hedges:
As liabilities	1,223	1.3227	1,618	(29)
Net mark-to-market debt derivative asset				1,383
Expenditure derivatives accounted for as cash flow hedges:
As assets	270	1.2391	335	16
As liabilities	720	1.3228	952	(15)
Net mark-to-market expenditure derivative asset				1
Equity derivatives not accounted for as hedges:
As assets			223	55

Net mark-to-market asset				1,439

	As at December 31, 2018
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,500	1.1243	6,184	1,354
As liabilities	550	1.3389	736	(22)
Short-term debt derivatives not accounted for as hedges:
As assets	1,178	1.3276	1,564	41
Net mark-to-market debt derivative asset				1,373
Bond forwards accounted for as cash flow hedges:
As liabilities	—	—	900	(87)
Expenditure derivatives accounted for as cash flow hedges:
As assets	1,080	1.2413	1,341	122
Equity derivatives not accounted for as hedges:
As assets	—	—	258	92

Net mark-to-market asset				1,500

We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivatives	The risk they manage	Types of derivative instruments
Debt derivatives
Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated senior notes and debentures, credit facility borrowings, commercial paper borrowings, and certain lease liabilities
Cross-currency interest rate exchange agreements Forward foreign exchange agreements (from time to time as necessary)
Bond forwards	Impact of fluctuations in market interest rates on forecast interest payments for expected long-term debt	Forward interest rate agreements
Expenditure derivatives	Impact of fluctuations in foreign exchange rates on forecast US dollar-denominated expenditures	Forward foreign exchange agreements and foreign exchange option agreements
Equity derivatives	Impact of fluctuations in share price on stock-based compensation expense	Total return swap agreements

We design and implement the risk management strategies discussed below to ensure our risks and the related exposures are consistent with our business objectives and risk tolerance. Below is a summary of our potential risk exposures by financial instrument.

Financial instrument	Financial risks

Financial assets
Cash and cash equivalents	Credit and foreign exchange
Accounts receivable	Credit and foreign exchange
Financing receivables	Credit
Investments, measured at FVTOCI	Liquidity, market price, and foreign exchange

Financial liabilities
Bank advances	Liquidity
Short-term borrowings	Liquidity, foreign exchange, and interest rate
Accounts payable	Liquidity
Accrued liabilities	Liquidity
Long-term debt	Liquidity, foreign exchange, and interest rate
Lease liabilities	Liquidity and foreign exchange

Derivatives [1]
Debt derivatives	Credit, liquidity, and foreign exchange
Bond forwards	Credit, liquidity, and interest rate
Expenditure derivatives	Credit, liquidity, and foreign exchange
Equity derivatives	Credit, liquidity, and market price

[1]	Derivatives can be in an asset or liability position at a point in time historically or in the future.

Analysis of age of financial assets that are past due but not impaired
Below is a summary of the aging of our customer accounts receivable.

	As at December 31
(In millions of dollars)	2019	2018

Customer accounts receivable (net of allowance for doubtful accounts)
Less than 30 days past billing date	1,053	970
30-60 days past billing date	274	300
61-90 days past billing date	90	100
Greater than 90 days past billing date	102	104

Total	1,519	1,474

Below is a summary of the activity related to our allowance for doubtful accounts.

	Years ended December 31
(In millions of dollars)	2019	2018

Balance, beginning of year	55	61
Allowance for doubtful accounts expense	238	201
Net use [1]	(233)	(207)

Balance, end of year	60	55

[1]	Includes $17 million of recoveries arising from the sale of fully provided for accounts receivable for the year ended December 31, 2018.

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2019 and 2018.

December 31, 2019	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,238	2,238	2,238	—	—	—
Accounts payable and accrued liabilities	3,033	3,033	3,033	—	—	—
Long-term debt	15,967	16,130	—	2,050	2,353	11,727
Lease liabilities	1,725	2,220	230	413	326	1,251
Other long-term financial liabilities	26	26	—	12	7	7
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,287	1,248	39	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,286)	(1,247)	(39)	—	—
Equity derivative instruments	—	(55)	(55)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	9,903	—	—	1,392	8,511
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(10,780)	—	—	(1,753)	(9,027)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,622	1,622	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,593)	(1,593)	—	—	—
Net carrying amount of derivatives (asset)	(1,439)
	21,550	22,745	5,476	2,475	2,325	12,469

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2018	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,255	2,255	2,255	—	—	—
Accounts payable and accrued liabilities	3,052	3,052	3,052	—	—	—
Long-term debt	14,290	14,404	900	2,350	2,442	8,712
Other long-term financial liabilities	38	38	1	24	5	8
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,341	1,045	296	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,473)	(1,146)	(327)	—	—
Equity derivative instruments	—	(92)	(92)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	6,920	—	—	1,392	5,528
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,254)	—	—	(1,842)	(6,412)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,560	1,560	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,601)	(1,601)	—	—	—
Bond forwards	—	87	87	—	—	—
Net carrying amount of derivatives (asset)	(1,500)
	18,135	18,237	6,061	2,343	1,997	7,836

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2019.

(In millions of dollars)
2020	—
2021	1,450
2022	600
2023	1,753
2024	600
Thereafter	11,727
Total long-term debt	16,130

Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2019.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	95	108	45	—	248
Purchase obligations [2]	312	215	92	41	660
Program rights [3]	620	1,111	1,052	830	3,613

Total commitments	1,027	1,434	1,189	871	4,521

[1]	Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.

[2]	Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]
Agreements into which we have entered to acquire broadcasting rights for programs and films for periods in excess of one year at contract inception.

Disclosure of maturity analysis for derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2019 and 2018.

December 31, 2019	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,238	2,238	2,238	—	—	—
Accounts payable and accrued liabilities	3,033	3,033	3,033	—	—	—
Long-term debt	15,967	16,130	—	2,050	2,353	11,727
Lease liabilities	1,725	2,220	230	413	326	1,251
Other long-term financial liabilities	26	26	—	12	7	7
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,287	1,248	39	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,286)	(1,247)	(39)	—	—
Equity derivative instruments	—	(55)	(55)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	9,903	—	—	1,392	8,511
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(10,780)	—	—	(1,753)	(9,027)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,622	1,622	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,593)	(1,593)	—	—	—
Net carrying amount of derivatives (asset)	(1,439)
	21,550	22,745	5,476	2,475	2,325	12,469

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2018	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,255	2,255	2,255	—	—	—
Accounts payable and accrued liabilities	3,052	3,052	3,052	—	—	—
Long-term debt	14,290	14,404	900	2,350	2,442	8,712
Other long-term financial liabilities	38	38	1	24	5	8
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,341	1,045	296	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,473)	(1,146)	(327)	—	—
Equity derivative instruments	—	(92)	(92)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	6,920	—	—	1,392	5,528
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,254)	—	—	(1,842)	(6,412)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,560	1,560	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,601)	(1,601)	—	—	—
Bond forwards	—	87	87	—	—	—
Net carrying amount of derivatives (asset)	(1,500)
	18,135	18,237	6,061	2,343	1,997	7,836

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Summary of net interest payments
Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2019 and 2018.

December 31, 2019	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	735	1,299	1,121	8,763

December 31, 2018	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	658	1,141	913	5,923

Sensitivity analysis for interest rate risk
Below is a sensitivity analysis for significant exposures with respect to our publicly traded investments, expenditure derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2019 and 2018 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2019	2018	2019	2018
Share price of publicly traded investments
$1 change	—	—	14	14
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	—	—	7	8
Short-term borrowings
1% change in interest rates	17	17	—	—

Net cash payments on debt derivatives and forward contracts
Below is a summary of the net cash (payments) proceeds on debt derivatives.

	Years ended December 31
(In millions of dollars)	2019	2018

Proceeds on debt derivatives related to US commercial paper	17,056	19,211
Proceeds on debt derivatives related to credit facility borrowings	564	157
Proceeds on debt derivatives related to senior notes	—	1,761
Total proceeds on debt derivatives	17,620	21,129

Payments on debt derivatives related to US commercial paper	(17,069)	(19,148)
Payments on debt derivatives related to credit facility borrowings	(561)	(157)
Payments on debt derivatives related to senior notes	—	(1,436)
Total payments on debt derivatives	(17,630)	(20,741)

Net (payments) proceeds on settlement of debt derivatives	(10)	388

Changes in fair value of derivative instruments

Below is a summary of the changes in fair value of our derivative instruments for 2019 and 2018.

Year ended December 31, 2019	Debt derivatives (hedged)	Debt derivatives (unhedged)	Bond forwards	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,332	41	(87)	122	92	1,500
Proceeds received from settlement of derivatives	—	(17,620)	—	(1,194)	(15)	(18,829)
Payment on derivatives settled	—	17,630	111	1,124	—	18,865
Increase (decrease) in fair value of derivatives	80	(80)	(24)	(51)	(22)	(97)

Derivative instruments, end of year	1,412	(29)	—	1	55	1,439

Mark-to-market asset	1,508	—	—	16	55	1,579
Mark-to-market liability	(96)	(29)	—	(15)	—	(140)

Mark-to-market asset (liability)	1,412	(29)	—	1	55	1,439

Year ended December 31, 2018	Debt derivatives (hedged)	Debt derivatives (unhedged)	Bond forwards	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,152	(23)	(64)	(39)	68	1,094
Proceeds received from settlement of derivatives	(1,761)	(19,368)	—	(1,089)	(4)	(22,222)
Payment on derivatives settled	1,436	19,305	—	1,093	—	21,834
Increase (decrease) in fair value of derivatives	505	127	(23)	157	28	794

Derivative instruments, end of year	1,332	41	(87)	122	92	1,500

Mark-to-market asset	1,354	41	—	122	92	1,609
Mark-to-market liability	(22)	—	(87)	—	—	(109)

Mark-to-market asset (liability)	1,332	41	(87)	122	92	1,500

Derivative instruments details
During 2019 and 2018, we entered and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2019			Year ended December 31, 2018
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	420	1.336	561	125	1.257	157
Debt derivatives settled	420	1.343	564	125	1.256	157
Net cash received (paid)			3			(1)

Commercial paper program
Debt derivatives entered	12,897	1.328	17,127	15,262	1.294	19,751
Debt derivatives settled	12,847	1.329	17,069	14,833	1.291	19,148
Net cash (paid) received			(13)			63

In 2019 and 2018, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the US dollar-denominated senior notes issued during these years (see note 21). Below is a summary of the debt derivatives we entered to hedge senior notes issued during 2019 and 2018.

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

2019 issuances
April 30, 2019	1,250	2049	4.350%	4.173%	1,676
November 12, 2019	1,000	2049	3.700%	3.996%	1,308

2018 issuances
February 8, 2018	750	2048	4.300%	4.193%	938
[1]
Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.
Below is a summary of the expenditure derivatives we entered and settled during 2019 and 2018 to manage foreign exchange risk related to certain forecast expenditures.

	Years ended December 31
	2019			2018
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Expenditure derivatives entered	810	1.321	1,070	720	1.244	896
Expenditure derivatives settled	900	1.249	1,124	840	1.301	1,093

Fair value measurement of assets
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2019	2018	2019	2018	2019	2018
Financial assets
Investments, measured at FVTOCI:
Investments in publicly traded companies	1,831	1,051	1,831	1,051	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,508	1,354	—	—	1,508	1,354
Debt derivatives not accounted for as cash flow hedges	—	41	—	—	—	41
Expenditure derivatives accounted for as cash flow hedges	16	122	—	—	16	122
Equity derivatives not accounted for as cash flow hedges	55	92	—	—	55	92
Total financial assets	3,410	2,660	1,831	1,051	1,579	1,609

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	96	22	—	—	96	22
Debt derivatives not accounted for as hedges	29	—	—	—	29	—
Bond forwards accounted for as cash flow hedges	—	87	—	—	—	87
Expenditure derivatives accounted for as cash flow hedges	15	—	—	—	15	—
Total financial liabilities	140	109	—	—	140	109

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2019		2018
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	15,967	18,354	14,290	15,110

[1]	Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.

Fair value measurement of liabilities
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2019	2018	2019	2018	2019	2018
Financial assets
Investments, measured at FVTOCI:
Investments in publicly traded companies	1,831	1,051	1,831	1,051	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,508	1,354	—	—	1,508	1,354
Debt derivatives not accounted for as cash flow hedges	—	41	—	—	—	41
Expenditure derivatives accounted for as cash flow hedges	16	122	—	—	16	122
Equity derivatives not accounted for as cash flow hedges	55	92	—	—	55	92
Total financial assets	3,410	2,660	1,831	1,051	1,579	1,609

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	96	22	—	—	96	22
Debt derivatives not accounted for as hedges	29	—	—	—	29	—
Bond forwards accounted for as cash flow hedges	—	87	—	—	—	87
Expenditure derivatives accounted for as cash flow hedges	15	—	—	—	15	—
Total financial liabilities	140	109	—	—	140	109

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2019		2018
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	15,967	18,354	14,290	15,110

[1]	Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.